UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917
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SENTINEL VARIABLE PRODUCTS TRUST
--------------------------------
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE
MONPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604
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(Name and address of agent for service)

(802) 229-3113
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Registrant's telephone number, including area code

Date of fiscal year end: 12/31/09
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Date of reporting period: 09/30/09

ITEM 1. Schedule of Investments (follows)

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Sentinel Variable Products Trust Balanced Fund

Fund Profile
at September 30, 2009 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	65.9%
U.S. Government Obligations	28.0%
Foreign Stocks & ADR's	4.5%
Cash and Other	1.6%

Top 10 Equity Holdings*		Top Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.8%	U.S. Treasury Note	3.125%	05/15/19	9.9%
United Technologies Corp.	1.4%	FHLMC A84705	6.00%	02/01/39	6.4%
Comcast Corp.	1.3%	FNMA AC1241	5.00%	07/01/39	3.5%
NetApp, Inc.	1.3%	GNMA 701568	6.00%	01/15/39	3.4%
Int'l. Business Machines Corp.	1.2%	U.S. Treasury Bond	3.50%	02/15/39	3.0%
Chevron Corp.	1.2%	FGLMC A88484	5.50%	09/01/39	1.8%
Procter & Gamble Co.	1.1%	Total of Net Assets*			28.0%
Weatherford Int'l. Ltd.	1.1%
General Electric Co.	1.1%
Microsoft Corp.	1.0%
Total of Net Assets*	12.5%

Average Effective Duration (for all Fixed Income Holdings) 6.7 years**
*"Top 10 Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2009 (Unaudited)
	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)
U.S. Government Obligations 28.0%			Government National Mortgage			Gap, Inc.	4,300	$ 92,020
U.S. Government Agency			Corporation 3.4%			McDonald's Corp.	2,000	114,140
Obligations 15.0%			Mortgage-Backed Securities:
Federal Home Loan Mortgage			30-Year:			McGraw-Hill Cos., Inc.	2,500	62,850
Corporation 8.2%			GNMA 701568			Nike, Inc.	1,000	64,700
Mortgage-Backed Securities:			6%, 01/15/39	474M	$501,529	Polo Ralph Lauren Corp.	1,500	114,930
30-Year:			Total U.S. Government Agency			Time Warner Cable, Inc.	2,000	86,180
FHLMC A84705			Obligations		2,233,418	Time Warner, Inc.	5,000	143,900
6%, 02/01/39	903M	$954,699	U.S. Treasury Obligations 13.0%
FGLMC A88484			3.125%, 05/15/19	1,500M	1,476,446	TJX Cos., Inc.	1,700	63,155
5.5%, 09/01/39	250M	262,044	3.5%, 02/15/39	500M	453,125			999,871
Total Federal Home Loan					1,929,571	Consumer Staples 5.6%
Mortgage Corporation		1,216,743	Total U.S. Government			Altria Group, Inc.	2,000	35,620
Federal National Mortgage			Obligations			CVS Caremark Corp.	2,700	96,498
Association 3.4%			(Cost $4,107,706)		4,162,989	HJ Heinz Co.	3,000	119,250
Mortgage-Backed Securities:						Kellogg Co.	2,500	123,075
30-Year:				Shares		Kraft Foods, Inc.	4,000	105,080
FNMA AC1241			Domestic Common Stocks 65.9%			PepsiCo, Inc.	1,500	87,990
5%, 07/01/39	498M	515,146	Consumer Discretionary 6.7%			Philip Morris Int'l., Inc.	2,000	97,480
			Coach, Inc.	2,000	65,840	Procter & Gamble Co.	2,900	167,968
			Comcast Corp.	11,950	192,156			832,961

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Balanced Fund

	Shares	Value		Shares	Value	Shares		Value
		(Note 2)			(Note 2)			(Note 2)
Energy 7.6%			General Dynamics Corp.	1,500	$ 96,900	Foreign Stocks & ADR's 4.5%
Chevron Corp.	2,500	$ 176,075	General Electric Co.	10,000	164,200	Australia 0.7%
EOG Resources, Inc.	1,000	83,510	Honeywell Int'l., Inc.	4,000	148,600	BHP Billiton Ltd. ADR	1,500	$ 99,015
ExxonMobil Corp.	4,000	274,440	L-3 Communications Holdings,			Finland 0.7%
Noble Energy, Inc.	2,000	131,920	Inc.	1,500	120,480	Nokia Corp. ADR	7,200	105,264
Pride Int'l., Inc. *	2,000	60,880	Lockheed Martin Corp.	1,500	117,120	Germany 0.8%
Schlumberger Ltd.	2,500	149,000	Northrop Grumman Corp.	1,700	87,975	SAP AG ADR	2,500	122,175
Transocean Ltd. *	1,000	85,530	Rockwell Automation, Inc.	1,500	63,900	Israel 0.7%
Weatherford Int'l. Ltd. *	8,000	165,840	Tyco Int'l. Ltd.	1,500	51,720	Teva Pharmaceutical Industries
		1,127,195	Union Pacific Corp.	2,000	116,700	Ltd. ADR	2,000	101,120
Financials 7.2%			United Technologies Corp.	3,500	213,255	Mexico 1.0%
ACE Ltd.	2,000	106,920	Waste Management, Inc.	3,500	104,370	America Movil SA de CV ADR	3,500	153,405
American Express Co.	2,700	91,530			1,546,082	United Kingdom 0.6%
Bank of America Corp.	5,000	84,600	Information Technology 12.8%			Diageo PLC ADR	1,500	92,235
			Accenture PLC	4,000	149,080	Total Foreign Stocks & ADR's
Bank of New York Mellon Corp.	3,800	110,162				(Cost $661,256)		673,214
Goldman Sachs Group, Inc.	600	110,610	Activision Blizzard, Inc. *	6,000	74,340	Total Investments 98.4%
JPMorgan Chase & Co.	2,500	109,550	Adobe Systems, Inc. *	2,500	82,600	(Cost $13,492,421)†
Marsh & McLennan Cos., Inc.	2,500	61,825	Broadcom Corp. *	3,000	92,070	Other Assets in Excess of
MetLife, Inc.	2,000	76,140	Check Point Software Technologies *	3,000	85,050	Liabilities 1.6%		232,454
Morgan Stanley	1,500	46,320	Cisco Systems, Inc. *	6,000	141,240	Net Assets 100.0%		$ 14,869,101
The Travelers Cos., Inc.	2,000	98,460	Dolby Laboratories, Inc. *	1,500	57,285
US Bancorp	4,300	93,998	EMC Corp. *	7,000	119,280	* Non-income producing
Wells Fargo & Co.	3,000	84,540	Intel Corp.	3,500	68,495	†	Cost for federal income tax purposes is $13,492,421.
		1,074,655				At September 30, 2009 unrealized appreciation for
			Intersil Corp.	6,000	91,860	federal income tax purposes aggregated $1,144,226
Health Care 11.1%			Int'l. Business Machines Corp.	1,500	179,415	of which $2,071,465 related to appreciated securities
Amgen, Inc. *	1,000	60,230	KLA-Tencor Corp.	3,000	107,580	and $927,239 related to depreciated securities.
Becton Dickinson & Co.	1,000	69,750	Microsoft Corp	6,000	155,340
Bristol-Myers Squibb Co.	4,000	90,080	Motorola, Inc.	7,000	60,130	ADR - American Depository Receipt
Celgene Corp. *	1,500	83,850	NetApp, Inc. *	7,200	192,096
Covidien PLC	2,000	86,520	Seagate Technology	5,000	76,050
Eli Lilly & Co.	2,500	82,575	Teradata Corp. *	2,500	68,800
Forest Laboratories, Inc. *	2,000	58,880	Texas Instruments, Inc.	4,000	94,760
					1,895,471
Gen-Probe, Inc. *	2,500	103,600
Gilead Sciences, Inc. *	2,500	116,450	Materials 2.3%
Johnson & Johnson	2,500	152,225	EI Du Pont de Nemours & Co.	4,000	128,560
Medco Health Solutions, Inc. *	1,000	55,310	Freeport-McMoRan Copper &
Medtronic, Inc.	2,500	92,000	Gold, Inc.	2,000	137,220
Merck & Co., Inc.	3,500	110,705	Praxair, Inc.	1,000	81,690
Mettler-Toledo Int'l., Inc. *	600	54,354			347,470
Pfizer, Inc.	7,500	124,125	Telecommunication Services 1.6%
Schering-Plough Corp.	5,000	141,250	AT&T, Inc.	3,000	81,030
St. Jude Medical, Inc. *	1,000	39,010	Rogers Communications, Inc.	2,500	70,500
Zimmer Holdings, Inc. *	2,500	133,625	Verizon Communications, Inc.	3,000	90,810
		1,654,539			242,340
Industrials 10.4%			Utilities 0.6%
Boeing Co.	2,000	108,300	Entergy Corp.	1,000	79,860
Canadian National Railway Co.	1,800	88,182	Total Domestic Common Stocks
Deere & Co.	1,500	64,380	(Cost $8,723,459)		9,800,444

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Bond Fund

Fund Profile
at September 30, 2009 (Unaudited)

Average Effective Duration
			Percent of				Percent of
		Fixed Income Holdings				Fixed Income Holdings
Duration				Duration
Less than 1 yr.			6.0%	4 yrs. to 5.99 yrs.			25.7%
1 yr. to 2.99 yrs.			6.0%	6 yrs. to 7.99 yrs.			11.5%
3 yrs. to 3.99 yrs.			23.9%	8 yrs. and over			27.0%
Average Effective Duration (for all Fixed Income Holdings) 5.9 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
U.S. Treasury Note	3.125%	05/15/19	19.7%	U.S. Treasury Note	3.25%	05/31/16	4.7%
U.S. Treasury Bond	3.50%	02/15/39	7.0%	FHLMC A84705	6.00%	02/01/39	4.4%
FNMA AA7948	4.50%	01/01/39	6.5%	FNMA AC1241	5.00%	07/01/39	4.0%
FNMA 931530	5.50%	07/01/39	6.4%	FGLMC A87435	5.50%	07/01/39	3.2%
GNMA 673818X	6.00%	08/15/38	5.1%	Total of Net Assets			65.8%
FNMA 815422	4.50%	02/01/35	4.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2009 (Unaudited)

Principal Amount		Value	Principal Amount		Value	Principal Amount		Value
	(M=$1,000)	(Note 2)	(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 87.9%			FNMA 815422			GNMA 701943
U.S. Government Agency			4.5%, 02/01/35	3,070M	$ 3,126,261	5%, 06/15/39	1,993M	$ 2,066,822
Obligations 56.4%			FNMA AA7936					7,210,860
Federal Farm Credit Bank 0.9%			4.5%, 01/01/36	2,032M	2,069,592	Total Government National
Agency Discount Notes:			FNMA AA7948			Mortgage Corporation		7,669,747
0.03%, 10/06/09	600M	$ 599,998	4.5%, 01/01/39	4,187M	4,248,854	Total U.S. Government Agency
Federal Home Loan Mortgage			FNMA AC1241			Obligations		36,581,462
Corporation 12.5%			5%, 07/01/39	2,490M	2,575,732	U.S. Treasury Obligations 31.5%
Mortgage-Backed Securities:			FNMA 931530			3.25%, 05/31/16	3,000M	3,074,298
30-Year:			5.5%, 07/01/39	3,991M	4,180,922	3.125%, 05/15/19	13,000M	12,795,861
FHLMC A81629			FNMA AC3269			3.5%, 02/15/39	5,000M	4,531,255
5.5%, 09/01/38	1,511M	1,583,979	5.5%, 09/01/39	1,000M	1,047,552			20,401,414
FHLMC A84705			FNMA AC3301
6%, 02/01/39	2,710M	2,864,096	5.5%, 10/01/39	1,500M	1,571,328	Total Obligations U.S. Government
FGLMC A87435			Total Federal National Mortgage			(Cost $56,056,380)
5.5%, 07/01/39	1,994M	2,090,427	Association		20,200,949	Corporate Bonds 11.5%		56,982,876
FGLMC A88484			Government National Mortgage
5.5%, 09/01/39	1,500M	1,572,266	Corporation 11.8%			Basic Industry 1.7%
Total Federal Home Loan			Mortgage-Backed Securities:			KB Home
Mortgage Corporation		8,110,768	15-Year:			9.1%, 09/15/17	500M	540,000
Federal National Mortgage			GNMA 679437X			Rexam PLC
Association 31.2%			6%, 11/15/22	428M	458,887	6.75%, 06/01/13 (b)	500M	536,709
Mortgage-Backed Securities:			30-Year:					1,076,709
30-Year:			GNMA 691235			Capital Goods 0.8%
FNMA AA1267			6%, 06/15/38	1,711M	1,810,010	L-3 Communications Corp.
4.5%, 10/01/33	1,354M	1,380,708	GNMA 673818X			6.375%, 10/15/15	500M	507,500
			6%, 08/15/38	3,151M	3,334,028

The accompanying notes are an integral part of the financial statements.

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	Principal Amount	Value
	(M=$1,000)	(Note 2)
Consumer Cyclical 0.9%
Int'l. Game Technology
7.5%, 06/15/19	500M	$ 555,046
Consumer Non-Cyclical 0.8%
Waste Management, Inc.
6.1%, 03/15/18	500M	532,707
Energy 1.6%
Buckeye Partners LP
4.625%, 07/15/13	500M	510,979
Cenovus Energy, Inc.
4.5%, 09/15/14 (b)	500M	511,443
		1,022,422
Financial 2.4%
Goldman Sachs Group, Inc.
5.95%, 01/18/18	500M	519,582
JPMorgan Chase & Co.
6.3%, 04/23/19	500M	546,854
Prudential Financial, Inc.
6%, 12/01/17	500M	507,564
		1,574,000
Media 0.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	555M	601,485
Technology 0.8%
Corning, Inc.
6.625%, 05/15/19	500M	547,972
Telecommunications 0.8%
Vodafone Group PLC
5.45%, 06/10/19	500M	521,587
Transportation 0.8%
Canadian Pacific Railway Co.
6.5%, 05/15/18	500M	545,204
Total Corporate Bonds
(Cost $6,976,749)		7,484,632
Total Investments 99.4%
(Cost $63,033,129)†		64,467,508
Other Assets in Excess of
Liabilities 0.6%		404,507
Net Assets 100.0%		$ 64,872,015

†	Cost for federal income tax purposes is $63,033,129.
At September 30, 2009 unrealized appreciation for
federal income tax purposes aggregated $1,434,379
of which $1,463,462 related to appreciated securities
and $29,083 related to depreciated securities.

(b)	Security exempt from registration under Rule
144A of the Securities Act of 1933, as amended.
These securities may be resold in transactions
exempt from registration, normally to qualified
institutional buyers. At September 30, 2009, the
market value of rule 144A securities amounted to
$1,649,637 or 2.54% of net assets.

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Common Stock Fund

Fund Profile
at September 30, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.5%	Consumer Staples	9.8%
Health Care	17.5%	Consumer Discretionary	8.2%
Industrials	13.7%	Materials	4.5%
Energy	12.2%	Telecommunication Services	2.9%
Financials	10.3%	Utilities	0.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Procter & Gamble Co.	2.2%	The Travelers Cos., Inc.	1.5%
Int'l. Business Machines Corp.	2.1%	PepsiCo, Inc.	1.5%
ExxonMobil Corp.	2.1%	Schering-Plough Corp.	1.4%
United Technologies Corp.	2.0%	Accenture PLC	1.4%
Chevron Corp.	1.8%	Total of Net Assets	17.7%
Johnson & Johnson	1.7%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at September 30, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.2%			Baker Hughes, Inc.	30,000	$ 1,279,800	Wells Fargo & Co.	63,300	$1,783,794
Consumer Discretionary 8.2%			Chevron Corp.	50,000	3,521,500			20,149,119
Coach, Inc.	32,200	$ 1,060,024	EOG Resources, Inc.	11,200	935,312	Health Care 16.9%
Comcast Corp.	150,000	2,412,000	ExxonMobil Corp.	60,000	4,116,600	Aetna, Inc.	50,000	1,391,500
Gap, Inc.	91,900	1,966,660	Marathon Oil Corp.	75,000	2,392,500	Amgen, Inc. *	25,000	1,505,750
McDonald's Corp.	20,000	1,141,400	Noble Energy, Inc.	35,000	2,308,600	Baxter Int'l., Inc.	40,000	2,280,400
McGraw-Hill Cos., Inc.	80,000	2,011,200	Pride Int'l., Inc. *	35,000	1,065,400	Becton Dickinson & Co.	25,500	1,778,625
Nike, Inc.	25,000	1,617,500	Schlumberger Ltd.	30,000	1,788,000	Bristol-Myers Squibb Co.	55,000	1,238,600
Polo Ralph Lauren Corp.	20,000	1,532,400	Transocean Ltd. *	20,000	1,710,600	Celgene Corp. *	20,000	1,118,000
Time Warner Cable, Inc.	35,000	1,508,150	Weatherford Int'l. Ltd. *	100,000	2,073,000	Covidien PLC	25,000	1,081,500
Time Warner, Inc.	75,000	2,158,500			22,109,612	Eli Lilly & Co.	25,000	825,750
TJX Cos., Inc.	15,000	557,250	Financials 10.3%			Forest Laboratories, Inc. *	30,000	883,200
		15,965,084	ACE Ltd.	25,000	1,336,500	Gen-Probe, Inc. *	30,000	1,243,200
Consumer Staples 9.0%			American Express Co.	45,000	1,525,500	Gilead Sciences, Inc. *	50,000	2,329,000
Altria Group, Inc.	50,000	890,500	Bank of America Corp.	75,000	1,269,000	Johnson & Johnson	55,000	3,348,950
CVS Caremark Corp.	75,000	2,680,500	Bank of New York Mellon Corp.	50,000	1,449,500	Medco Health Solutions, Inc. *	20,000	1,106,200
HJ Heinz Co.	45,000	1,788,750	Goldman Sachs Group, Inc.	8,500	1,566,975	Medtronic, Inc.	50,000	1,840,000
Kellogg Co.	25,000	1,230,750	JPMorgan Chase & Co.	40,000	1,752,800	Merck & Co., Inc.	50,000	1,581,500
Kimberly-Clark Corp.	12,000	707,760	Marsh & McLennan Cos., Inc.	60,000	1,483,800	Mettler-Toledo Int'l., Inc. *	15,000	1,358,850
Kraft Foods, Inc.	55,000	1,444,850	MetLife, Inc.	35,000	1,332,450	Pfizer, Inc.	150,000	2,482,500
PepsiCo, Inc.	50,000	2,933,000	Moody's Corp.	25,000	511,500	Schering-Plough Corp.	100,000	2,825,000
Philip Morris Int'l., Inc.	30,000	1,462,200	Morgan Stanley	50,000	1,544,000	St. Jude Medical, Inc. *	25,000	975,250
Procter & Gamble Co.	74,200	4,297,664	The Travelers Cos., Inc.	60,000	2,953,800	Zimmer Holdings, Inc. *	31,000	1,656,950
		17,435,974	US Bancorp	75,000	1,639,500			32,850,725
Energy 11.3%						Industrials 13.7%
Apache Corp.	10,000	918,300				Boeing Co.	30,000	1,624,500
The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Common Stock Fund

						† - Cost for federal income tax purposes is $189,000,854.
	Shares	Value		Shares	Value	At September 30, 2009 unrealized appreciation for
		(Note 2)			(Note 2)	federal income tax purposes aggregated $6,060,424
						of which $22,415,329 related to appreciated securities
Canadian National Railway Co.	23,100	$ 1,131,669	Rogers Communications, Inc.	60,000	$ 1,692,000	and $16,354,905 related to depreciated securities.
Caterpillar, Inc.	15,000	769,950	Verizon Communications, Inc.	25,000	756,750
Deere & Co.	30,000	1,287,600			3,799,250	ADR - American Depository Receipt
General Dynamics Corp.	25,000	1,615,000	Utilities 0.4%
General Electric Co.	150,000	2,463,000	Entergy Corp.	10,000	798,600
Honeywell Int'l., Inc.	65,000	2,414,750	Total Domestic Common Stocks
			(Cost $172,648,352)		179,606,530
L-3 Communications Holdings, Inc.	15,000	1,204,800	Foreign Stocks & ADR's 5.8%
Lockheed Martin Corp.	20,000	1,561,600	Australia 0.8%
McDermott Int'l., Inc. *	76,300	1,928,101	BHP Billiton Ltd. ADR	25,000	1,650,250
Northrop Grumman Corp.	40,000	2,070,000	Finland 0.8%
Rockwell Automation, Inc.	20,000	852,000	Nokia Corp. ADR	100,000	1,462,000
Tyco Int'l. Ltd.	30,000	1,034,400	France 0.9%
Union Pacific Corp.	16,200	945,270	Total SA ADR	30,000	1,777,800
United Technologies Corp.	65,000	3,960,450	Germany 1.0%
Waste Management, Inc.	60,000	1,789,200	SAP AG ADR	40,000	1,954,800
		26,652,290	Israel 0.6%
Information Technology 16.7%			Teva Pharmaceutical Industries
Accenture PLC	75,000	2,795,250	Ltd. ADR	25,000	1,264,000
Activision Blizzard, Inc. *	80,000	991,200	Mexico 0.7%
Adobe Systems, Inc. *	40,000	1,321,600	America Movil SA de CV ADR	30,000	1,314,900
Broadcom Corp. *	50,000	1,534,500	United Kingdom 1.0%
			Diageo PLC ADR	25,000	1,537,250
Check Point Software Technologies *	50,000	1,417,500	Vodafone Group PLC ADR	17,500	393,750
Cisco Systems, Inc. *	75,000	1,765,500			1,931,000
			Total Foreign Stocks & ADR's
Dolby Laboratories, Inc. *	40,000	1,527,600	(Cost $12,252,504)		11,354,750
EMC Corp. *	125,000	2,130,000
				Principal
Intel Corp.	45,000	880,650		Amount
Intersil Corp.	88,600	1,356,466		(M=$1,000)
Int'l. Business Machines Corp.	35,000	4,186,350	Corporate Short-Term Notes 1.8%
Juniper Networks, Inc. *	50,000	1,351,000	Toyota Motor Credit
KLA-Tencor Corp.	40,000	1,434,400	0.06%, 10/01/09
			(Cost $3,500,000)	3,500M	3,500,000
Microsoft Corp.	75,000	1,941,750	U.S. Government Obligations 0.3%
Motorola, Inc.	85,000	730,150	Federal Home Loan Mortgage
NetApp, Inc. *	100,000	2,668,000	Corporation 0.3%
Qualcomm, Inc.	8,500	382,330	Agency Discount Notes:
Seagate Technology	50,000	760,500	0.03%, 10/06/09
			(Cost $599,998)	600M	599,998
Teradata Corp. *	50,000	1,376,000	Total Investments 100.1%
Texas Instruments, Inc.	85,000	2,013,650	(Cost $189,000,854)†		195,061,278
		32,564,396	Excess of Liabilities Over
Materials 3.7%			Other Assets (0.1)%		(141,085)
EI Du Pont de Nemours & Co.	60,000	1,928,400	Net Assets 100.0%		$ 194,920,193
Freeport-McMoRan Copper &
Gold, Inc.	35,000	2,401,350
Pactiv Corp. *	60,000	1,563,000	* Non-income producing
Praxair, Inc.	17,000	1,388,730
		7,281,480
Telecommunication Services 2.0%
AT&T, Inc.	50,000	1,350,500

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Mid Cap Growth Fund

Fund Profile
at September 30, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.9%	Energy	6.9%
Health Care	16.5%	Consumer Staples	4.7%
Industrials	14.2%	Materials	4.5%
Consumer Discretionary	14.0%	Utilities	1.4%
Financials	13.8%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Activision Blizzard, Inc.	1.7%	Weatherford Int'l. Ltd.	1.6%
NICE Systems Ltd.	1.7%	Nuance Communications, Inc.	1.6%
ANSYS, Inc.	1.7%	Endurance Specialty Holdings Ltd.	1.5%
Express Scripts, Inc.	1.7%	Dolby Laboratories, Inc.	1.4%
Waste Connections, Inc.	1.6%	Total of Net Assets	16.1%
Cognizant Technology Solutions Corp.	1.6%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at September 30, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.6%			McCormick & Co., Inc.	4,690	$ 159,179	Health Care 15.4%
Consumer Discretionary 14.0%					732,917	Beckman Coulter, Inc.	1,400	$ 96,516
Burger King Holdings, Inc.	9,150	$ 160,949	Energy 6.9%			Bio-Rad Laboratories, Inc. *	1,572	144,435
Coach, Inc.	4,290	141,227	Core Laboratories NV	1,400	144,326	CR Bard, Inc.	1,880	147,787
Darden Restaurants, Inc.	5,400	184,302	National Oilwell Varco, Inc. *	3,330	143,623	Dentsply Int'l., Inc.	4,830	166,828
Dress Barn, Inc. *	7,500	134,475	PetroHawk Energy Corp. *	6,080	147,197
GameStop Corp. *	6,120	161,996	Range Resources Corp.	3,460	170,786	Endo Pharmaceuticals Holdings, Inc. *	3,400	76,942
Gildan Activewear, Inc. *	5,870	115,756	Southwestern Energy Co. *	4,830	206,144	Express Scripts, Inc. *	3,320	257,566
LKQ Corp. *	5,000	92,700	Weatherford Int'l. Ltd. *	12,110	251,040	Gen-Probe, Inc. *	3,700	153,328
Marriott Int'l., Inc.	2,990	82,494			1,063,116	Idexx Laboratories, Inc. *	2,500	125,000
Matthews Int'l. Corp.	3,750	132,675	Financials 11.7%			Illumina, Inc. *	900	38,250
Morningstar, Inc. *	2,100	101,976	Affiliated Managers Group, Inc. *	2,210	143,672	Life Technologies Corp. *	3,610	168,046
O'Reilly Automotive, Inc. *	2,100	75,894	Cullen/Frost Bankers, Inc.	3,160	163,182	MedAssets, Inc. *	5,580	125,941
Snap-On, Inc.	3,400	118,184				Mettler-Toledo Int'l., Inc. *	1,700	154,003
Strayer Education, Inc.	975	212,238	Endurance Specialty Holdings Ltd.	6,490	236,690	NuVasive, Inc. *	3,550	148,248
TJX Cos., Inc.	2,210	82,102	HCC Insurance Holdings, Inc.	7,820	213,877	Resmed, Inc. *	2,400	108,480
						St. Jude Medical, Inc. *	4,200	163,842
Tractor Supply Co. *	3,350	162,207	Investment Technology Group, Inc. *	6,620	184,831	Techne Corp.	2,350	146,992
VF Corp.	2,830	204,977	Northern Trust Corp.	2,800	162,848	Varian Medical Systems, Inc. *	3,650	153,774
		2,164,152	People's United Financial, Inc.	8,820	137,239			2,375,978
Consumer Staples 4.7%			RLI Corp.	1,200	63,336
Alberto-Culver Co.	4,650	128,712	Signature Bank *	5,520	160,080	Industrials 14.2%
Chattem, Inc. *	1,030	68,402				Ametek, Inc.	5,970	208,413
			The Travelers Cos., Inc.	2,890	142,275
Church & Dwight Co., Inc.	2,610	148,091				CH Robinson Worldwide, Inc.	1,550	89,513
			Willis Group Holdings Ltd.	3,530	99,617
Flowers Foods, Inc.	5,820	153,008				Cintas Corp.	4,100	124,271
			WR Berkley Corp.	4,000	101,120
HJ Heinz Co.	1,900	75,525			1,808,767	Copart, Inc. *	4,680	155,423
						Equifax, Inc.	1,800	52,452

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Mid Cap Growth Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
			Foreign Stocks & ADR's 2.8%
Expeditors Int'l. of Washington, Inc.	3,200	$ 112,480	Health Care 1.1%
Fastenal Co.	3,140	121,518	Shire Ltd. ADR	3,180	$ 166,282
Healthcare Services Group, Inc.	9,000	165,240	Israel 1.7%
IHS, Inc. *	2,980	152,367	NICE Systems Ltd. ADR *	8,510	259,044
ITT Corp.	2,300	119,945	Total Foreign Stocks & ADR's
			(Cost $362,640)		425,326
Jacobs Engineering Group, Inc. *	2,850	130,957	Real Estate Investment Trusts 2.1%
Precision Castparts Corp.	1,770	180,310	Financials 2.1%
Ritchie Bros Auctioneers, Inc.	5,280	129,571	Digital Realty Trust, Inc. * (b)	3,720	170,041
Roper Industries, Inc.	500	25,490	Home Properties, Inc. * (b)(c)	3,750	161,588
Stericycle, Inc. *	3,490	169,090	Total Real Estate Investment
Waste Connections, Inc. *	8,800	253,968	Trusts (Cost $251,381)		331,629
		2,191,008		Principal
				Amount
Information Technology 19.2%				(M=$1,000)
Activision Blizzard, Inc. *	21,400	265,146
Amdocs Ltd. *	4,900	131,712	U.S. Government Obligations 2.3%
			Federal Farm Credit Bank 2.3%
Amphenol Corp.	2,650	99,852	Agency Discount Notes:
ANSYS, Inc. *	6,880	257,794	0.03%, 10/06/09
Citrix Systems, Inc. *	5,360	210,273	(Cost $349,999)	350M	349,999
Cognizant Technology			Total Investments 99.8%
Solutions Corp. *	6,500	251,290	(Cost $12,990,126)†		15,418,388
Concur Technologies, Inc. *	3,050	121,268	Other Assets in Excess of
Dolby Laboratories, Inc. *	5,820	222,266	Liabilities 0.2%		28,443
FLIR Systems, Inc. *	5,750	160,827	Net Assets 100.0%		$ 15,446,831
Harris Corp.	3,300	124,080
Intersil Corp.	7,550	115,590	* Non-income producing
McAfee, Inc. *	4,690	205,375	†	Cost for federal income tax purposes is $12,990,126.
Nuance Communications, Inc. *	16,610	248,486	At September 30, 2009 unrealized appreciation for
			federal income tax purposes aggregated $2,428,262
Open Text Corp. *	4,400	164,252	of which $2,792,651 related to appreciated securities
Polycom, Inc. *	6,300	168,525	and $364,389 related to depreciated securities.
Power Integrations, Inc.	3,610	120,321
Trimble Navigation Ltd. *	4,550	108,791	(b)	Real Estate Investment Trusts
		2,975,848	(c)	Return of Capital paid during the fiscal period
			ADR	- American Depository Receipt
Materials 4.5%
AptarGroup, Inc.	3,770	140,847
Ecolab, Inc.	2,000	92,460
Freeport-McMoRan Copper &
Gold, Inc.	2,960	203,085
Pactiv Corp. *	4,180	108,889
Sigma-Aldrich Corp.	300	16,194
Steel Dynamics, Inc.	8,440	129,470
		690,945
Telecommunication Services 0.6%
American Tower Corp. *	2,450	89,180
Utilities 1.4%
ITC Holdings Corp.	4,830	219,523
Total Domestic Common Stocks
(Cost $12,026,106)		14,311,434

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Money Market Fund

Investment in Securities
at September 30, 2009 (Unaudited)
	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 69.1%			Chevron Oil Finance Co.
Federal Home Loan Bank 34.3%			0.14%, 10/07/09	300M	$ 299,993
Agency Discount Notes:			Coca-Cola Co.
Federal Home Loan Bank			0.15%, 11/20/09	850M	849,823
0.21%, 10/01/09	980M	$ 980,000	G.E. Capital Corp.
Federal Home Loan Bank			0.18%, 10/16/09	500M	499,962
0.195%, 10/09/09	1,845M	1,844,927	Microsoft Corp.
Federal Home Loan Bank			0.13%, 10/28/09	850M	849,917
0.12%, 10/16/09	700M	699,965	Nestle Capital Corp.
Federal Home Loan Bank			0.22%, 10/21/09	300M	299,963
0.13%, 10/21/09	475M	474,966	Procter & Gamble
Federal Home Loan Bank			0.18%, 12/03/09	300M	299,906
0.11%, 11/02/09	475M	474,954	0.21%, 10/19/09	400M	399,958
Federal Home Loan Bank			Southern Co. Funding
0.12%, 11/18/09	300M	299,952	0.16%, 10/07/09	500M	499,987
Federal Home Loan Bank			Toyota Motor Credit
0.25%, 11/20/09	335M	334,884	0.19%, 10/23/09	650M	649,925
Federal Home Loan Bank			Total Corporate Short-Term Notes
0.16%, 12/02/09	300M	299,924	(Cost $4,999,396)		4,999,396
Federal Home Loan Bank			Total Investments 97.6%
0.12%, 12/18/09	595M	594,845	(Cost $17,107,763)†		17,107,763
Total Federal Home Loan Bank		6,004,417	Other Assets in Excess of
Federal Home Loan Mortgage			Liabilities 2.4%		427,851
Corporation 19.4%			Net Assets 100.0%		$ 17,535,614
Agency Discount Notes:
Freddie Mac
0.17%, 10/13/09	800M	799,954	† Also cost for federal income tax purposes.
Freddie Mac
0.205%, 11/09/09	1,100M	1,099,756
Freddie Mac
0.15%, 11/30/09	1,500M	1,499,625
Total Federal Home Loan
Mortgage Corporation		3,399,335
Federal National Mortgage
Association 15.4%
Agency Discount Notes:
Fannie Mae
0.21%, 10/05/09	1,000M	999,977
Fannie Mae
0.19%, 10/28/09	1,200M	1,199,829
Fannie Mae
0.22%, 12/01/09	170M	169,936
Fannie Mae
0.15%, 12/31/09	335M	334,873
Total Federal National Mortgage
Association		2,704,615

Total U.S. Government Obligations
(Cost $12,108,367)		12,108,367
Corporate Short-Term Notes 28.5%
Abbott Labs
0.14%, 10/29/09	350M	349,962

		The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Small Company Fund

Fund Profile
at September 30, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.2%	Energy	7.7%
Industrials	14.8%	Consumer Staples	4.7%
Financials	14.5%	Materials	4.0%
Health Care	14.2%	Utilities	1.3%
Consumer Discretionary	11.8%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Perot Systems Corp.	2.5%	Open Text Corp.	1.4%
NICE Systems Ltd.	1.9%	Nuance Communications, Inc.	1.4%
Endurance Specialty Holdings Ltd.	1.5%	Core Laboratories NV	1.4%
ANSYS, Inc.	1.5%	HCC Insurance Holdings, Inc.	1.3%
Mettler-Toledo Int'l., Inc.	1.5%	Total of Net Assets	15.9%
Waste Connections, Inc.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at September 30, 2009 (Unaudited)

	Shares	Value	Shares		Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 88.7%			Energy 7.7%			Stifel Financial Corp. *	2,600	$ 142,740
Consumer Discretionary 11.8%			Arena Resources, Inc. *	14,000	$ 497,000			6,632,544
Buffalo Wild Wings, Inc. *	1,470	$ 61,167	CARBO Ceramics, Inc.	10,600	546,430
Burger King Holdings, Inc.	31,300	550,567	Comstock Resources, Inc. *	9,500	380,760	Health Care 14.2%
Choice Hotels Int'l., Inc.	11,000	341,660	Core Laboratories NV	8,200	845,338	American Medical Systems Holdings, Inc. *	29,900	505,908
Dress Barn, Inc. *	27,200	487,696	Dril-Quip, Inc. *	11,500	570,860	Bio-Rad Laboratories, Inc. *	6,700	615,596
Gildan Activewear, Inc. *	18,900	372,708	NATCO Group, Inc. *	14,900	659,772	Catalyst Health Solutions, Inc. *	19,700	574,255
Iconix Brand Group, Inc. *	44,000	548,680	Oil States Int'l., Inc. *	11,300	396,969	Dionex Corp. *	7,700	500,269
LKQ Corp. *	42,400	786,096	Superior Energy Services, Inc. *	30,200	680,104	Gen-Probe, Inc. *	12,100	501,424
Matthews Int'l. Corp.	15,200	537,776			4,577,233	Haemonetics Corp. *	9,200	516,304
Morningstar, Inc. *	10,400	505,024	Financials 11.2%			Idexx Laboratories, Inc. *	10,800	540,000
Penn National Gaming, Inc. *	9,600	265,536	Affiliated Managers Group, Inc. *	5,200	338,052	Integra LifeSciences Holdings Corp. *	14,300	488,345
Snap-On, Inc.	12,500	434,500	Bancorpsouth, Inc.	16,200	395,442	MedAssets, Inc. *	28,100	634,217
Strayer Education, Inc.	3,200	696,576	Cullen/Frost Bankers, Inc.	9,600	495,744	Meridian Bioscience, Inc.	11,700	292,617
Texas Roadhouse, Inc. *	28,700	304,794	Endurance Specialty Holdings Ltd.	25,100	915,397	Mettler-Toledo Int'l., Inc. *	9,600	869,664
Tractor Supply Co. *	11,100	537,462	First Midwest Bancorp, Inc.	66,300	747,201	NuVasive, Inc. *	9,700	405,072
Wolverine World Wide, Inc.	23,400	581,256
		7,011,498	Glacier Bancorp, Inc.	25,700	383,958	Resmed, Inc. *	8,100	366,120
Consumer Staples 4.7%			HCC Insurance Holdings, Inc.	29,000	793,150	Sirona Dental Systems, Inc. *	14,300	425,425
Alberto-Culver Co.	16,600	459,488	Investment Technology Group, Inc. *	22,200	619,824	Techne Corp.	9,400	587,970
Casey's General Stores, Inc.	9,800	307,524	Navigators Group, Inc. *	5,600	308,000	West Pharmaceutical Services, Inc.	14,600	592,906
Chattem, Inc. *	7,900	524,639	Portfolio Recovery Associates,					8,416,092
Church & Dwight Co., Inc.	8,000	453,920	Inc. *	14,800	670,884	Industrials 14.8%
Flowers Foods, Inc.	23,100	607,299	Selective Insurance Group	22,400	352,352	Clarcor, Inc.	13,800	432,768
Hain Celestial Group, Inc. *	20,900	400,653	Signature Bank *	16,200	469,800	Copart, Inc. *	19,000	630,990
		2,753,523

The accompanying notes are an integral part of the financial statements.

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Sentinel Variable Products Trust Small Company Fund

Shares	Value	Shares	Value
(Note 2)	(Note 2)
Corrections Corp of America *	16,960	$ 384,144	Telecommunication Services 0.7%
Curtiss-Wright Corp.	12,300	419,799	Cbeyond, Inc. *	25,800	$ 416,154
Dynamic Materials Corp.	20,000	399,200	Utilities 1.3%
Forward Air Corp.	19,400	449,110	Atmos Energy Corp.	13,800	388,884
G&K Services, Inc.	14,200	314,672	ITC Holdings Corp.	7,700	349,965
Healthcare Services Group, Inc.	33,900	622,404	738,849
Heartland Express, Inc.	35,000	504,000	Total Domestic Common Stocks
Heico Corp	8,860	300,443	(Cost $44,976,253)	52,507,810
IDEX. Corp.	17,300	483,535	Foreign Stocks & ADR's 1.9%
Israel 1.9%
Kaydon Corp.	12,600	408,492	NICE Systems Ltd. ADR *
Moog, Inc. *	14,300	421,850	(Cost $1,140,465)	37,500	1,141,500
MSC Industrial Direct Co.	9,400	409,652	Real Estate Investment Trusts 3.3%
Ritchie Bros Auctioneers, Inc.	23,380	573,745	Financials 3.3%
Rollins, Inc.	25,400	478,790	Corporate Office Properties
Toro Co.	8,200	326,114	Trust SBI MD (b)(c)	14,500	534,760
Wabtec Corp.	9,200	345,276	Digital Realty Trust, Inc. (c)	8,000	365,680
Waste Connections, Inc. *	30,100	868,686	Healthcare Realty Trust, Inc. (b)(c)	22,900	483,877
8,773,670	Home Properties, Inc. (b)(c)	12,600	542,934
Information Technology 18.3%	Total Real Estate Investment
ANSYS, Inc. *	23,800	891,786	Trusts (Cost $1,745,261)	1,927,251
Blackbaud, Inc.	23,100	535,920	Principal
Concur Technologies, Inc. *	9,700	385,672	Amount
Daktronics, Inc.	28,700	245,959	(M=$1,000)
Diodes, Inc. *	21,900	396,171	Corporate Short-Term Notes 2.7%
Factset Research Systems, Inc.	7,400	490,176	Toyota Motor Credit Corp.
0.05%, 10/06/09
Hittite Microwave Corp. *	3,400	125,052	(Cost $1,599,989)	1,600M	1,599,989
Intersil Corp.	25,900	396,529	U.S. Government Obligations 3.4%
j2 Global Communications, Inc. *	15,500	356,655	Federal National Mortgage
Jack Henry & Associates, Inc.	25,900	607,873	Association 3.4%
Agency Discount Notes:
Micros Systems, Inc. *	17,100	516,249	0.07%, 10/02/09
Nuance Communications, Inc. *	56,800	849,728	(Cost $1,999,996)	2,000M	1,999,996
Open Text Corp. *	22,800	851,124	Total Investments 100.0%

Perot Systems Corp. *	50,600	1,502,820	Other (Cost Assets $51,461,964)† in Excess of	59,176,546
Polycom, Inc. *	24,900	666,075	Liabilities 0.0%	28,831
Power Integrations, Inc.	12,600	419,958
Progress Software Corp. *	19,900	450,735	Net Assets 100.0%	$ 59,205,377
Quality Systems, Inc.	8,400	517,188
Rofin-Sinar Technologies, Inc. *	15,300	351,288	*	Non-income producing
Valueclick, Inc. *	22,300	294,137	†	Cost for federal income tax purposes is $51,461,964.
At September 30, 2009 unrealized appreciation for
10,851,095	federal income tax purposes aggregated $7,714,582
Materials 4.0%	of which $10,374,383 related to appreciated securities
AptarGroup, Inc.	19,700	735,992	and $2,659,801 related to depreciated securities.
Pactiv Corp. *	20,300	528,815
(b)	Return of Capital paid during the fiscal period
Silgan Holdings, Inc.	13,500	711,855	(c)	Real Estate Investment Trusts
Steel Dynamics, Inc.	23,500	360,490	ADR	-	American Depository Receipt
2,337,152	SBI	-	Shares Beneficial Interest

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts.
The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth,
Money Market and Small Company, all of which are diversified.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New
York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business.
Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-
income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service.
The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money
Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

The fair value hierarchy as required by the Fair Value Measurements and Disclosures Topic of the FASB
Accounting Standards Codification are summarized in the three broad levels listed below:

· Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close
(normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange
Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

· Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE.

Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values
(NAV’s) would also generally be considered Level 2.

· Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing
Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the last fiscal period, but prospectively the Sentinel Pricing Committee will place greater emphasis on factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2009 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Domestic Common Stocks	$ 9,800,444	$ –	$ –	$ 9,800,444
Foreign Stocks & ADR’s	673,214	–	–	673,214
Mortgage-Backed Securities	–	2,233,418	–	2,233,418
U.S. Treasury Obligations	–	1,929,571	–	1,929,571
Totals	$ 10,473,658	$ 4,162,989	$ –	$ 14,636,647
Bond:
Agency Discount Notes	$ –	$ 599,998	$ –	$ 599,998
Corporate Bonds	–	7,484,632	–	7,484,632
Mortgage-Backed Securities	–	35,981,464	–	35,981,464
U.S. Treasury Obligations	–	20,401,414	–	20,401,414
Totals	$ –	$ 64,467,508	$ –	$ 64,467,508
Common Stock:
Agency Discount Notes	$ –	$ 599,998	$ –	$ 599,998
Corporate Short-Term Notes	–	3,500,000	–	3,500,000
Domestic Common Stocks	179,606,530	–	–	179,606,530
Foreign Stocks & ADR’s	11,354,750	–	–	11,354,750
Totals	$ 190,961,280	$ 4,099,998	$ –	$ 195,061,278
Mid Cap Growth:
Agency Discount Notes	$ –	$ 349,999	$ –	$ 349,999
Domestic Common Stocks	14,311,434	–	–	14,311,434
Foreign Stocks & ADR’s	425,326	–	–	425,326
Real Estate Investment Trusts	331,629	–	–	331,629
Totals	$ 15,068,389	$ 349,999	$ –	$ 15,418,388
Money Market:
Agency Discount Notes	$ –	$ 12,108,367	$ –	$ 12,108,367
Corporate Short-Term Notes	–	4,999,396	–	4,999,396
Totals	$ –	$ 17,107,763	$ –	$ 17,107,763
Small Company:
Agency Discount Notes	$ –	$ 1,999,996	$ –	$ 1,999,996
Corporate Short-Term Notes	–	1,599,989	–	1,599,989
Domestic Common Stocks	52,507,810	–	–	52,507,810

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks & ADR’s	1,141,500	–	–	1,141,500
Real Estate Investment Trusts	1,927,251	–	–	1,927,251
Totals	$ 55,576,561	$ 3,599,985	$ –	$59,176,546
Liabilities:
Investments in Securities:
None.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal period ended September 30, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 cfr 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By
--------------------------
/s/ Thomas P. Malone
--------------------------
Thomas P. Malone
Vice President & Treasurer
November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
------------------------------------
/s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
November 19, 2009

By
--------------------------
/s/ Thomas P. Malone
--------------------------
Thomas P. Malone
Vice President & Treasurer
November 13, 2009